Deferred charges, net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018
Deferred charges, net [Abstract]
Balance at beginning of period	$ 443,394	$ 341,070	$ 0
Additions			784,474
Amortization	(102,324)	(341,070)	(341,080)
Balance at end of period	$ 341,070	$ 0	$ 443,394